Commitment and Contingencies - Narrative (Q3) (Details) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2017 USD ($) ft² extensionPeriod	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²
Lessee, Lease, Description [Line Items]
Lessee, operating lease, size | ft²	88,759					88,759
Lessee, term of contract	15 years 6 months
Lessee, operating lease, termination term	6 years 6 months
Early termination payment, decrease per year	$ 650
Lessee, operating lease, size of additional asset | ft²	61,000
Lessee, operating lease, additional asset term	6 years 6 months
Lessee, operating lease, number of renewal options | extensionPeriod	2
Lessee renewal term	5 years
Total property and equipment		$ 33,865		$ 32,218	$ 30,455
Incentive from lessor						$ 5,800
Operating lease rent expense		3,900	$ 3,900	$ 5,167	5,105	4,226
Purchase commitment, remaining minimum amount committed		400
Scenario 1
Lessee, Lease, Description [Line Items]
Early termination payment	$ 7,500
Early termination payment, decrease per year	700
Scenario 2
Lessee, Lease, Description [Line Items]
Early termination payment	$ 3,600
Lessee, operating lease, termination notice period	12 years 6 months
Minimum | Capital Lease Obligations
Lessee, Lease, Description [Line Items]
Debt stated interest rate	5.00%			5.00%
Maximum
Lessee, Lease, Description [Line Items]
Early termination payment	$ 7,500
Lessee, operating lease, size of additional asset | ft²	61,000
Maximum | Capital Lease Obligations
Lessee, Lease, Description [Line Items]
Debt stated interest rate	11.00%			10.60%
Leasehold improvements
Lessee, Lease, Description [Line Items]
Total property and equipment		$ 12,133		$ 12,120	$ 12,071	5,700
Incentive from lessor						$ 5,800